DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

6. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income, net.

        The fair value of derivative instruments as of December 31, 2013 and 2014 is as follows:

	Balance Sheet Location	2013	2014	2014
		RUR	RUR	$
Derivative assets:
Equity purchase contracts	Investments in non-marketable equity securities	22	8	0.1

Total derivative assets		22	8	0.1

Derivative liabilities:
Foreign exchange contracts	Other accrued liabilities	9	37	0.7

Total derivative liabilities		9	37	0.7

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2012, 2013 and 2014 amounted to a loss of RUR 18, a gain of RUR 27 and a loss of RUR 7 ($0.1), respectively.